Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers

4. Revenue from contracts with customers

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers

	Subscription and licensing	Smart music education business	Music events and performances & Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2024
Revenue from contracts with customers	59,894	924	8,103	68,921
Cost of sales	(38,086)	(1,264)	(2,746)	(42,096)
Gross profit	21,808	(340)	5,357	26,825
Year ended December 31, 2023
Revenue from contracts with customers	69,437	34,157	3,343	106,937
Cost of sales	(27,380)	(25,387)	(3,579)	(56,346)
Gross profit	42,057	8,770	(236)	50,591
Year ended December 31, 2022
Revenue from contracts with customers	46,966	37,243	30,906	115,115
Cost of sales	(25,029)	(45,010)	(27,765)	(97,804)
Gross profit	21,937	(7,767)	3,141	17,311
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Geographical markets
Southern China	47,273	61,823	57,777
Northern China	18,902	45,114	57,338
Outside China	2,746	—	—
Total revenue from contracts with customers	68,921	106,937	115,115
Timing of revenue recognition
Revenue recognised at a point in time	48,543	88,815	83,976
Revenue recognised over time	20,378	18,122	31,139
Total revenue from contracts with customers	68,921	106,937	115,115

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting dates are as follows:

	2024	2023
	RMB’000	RMB’000
Amounts expected to be recognized as revenue:
Within 1 year	3,200	3,696
After 1 year	272	170
	3,472	3,866

The amounts disclosed above do not include variable consideration which is constrained.

The Group applied the practical expedient in IFRS 15 and did not disclose the aggregate amounts of transaction price allocated to the remaining performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period if the performance obligations is part of a contract that has an original expected duration of one year or less. The comparative disclosures are amended to conform with the current year’s presentation.